Systematic Growth Fund Annual Fund Operating Expenses - Systematic Growth Fund	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
None
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.64%	[1]

[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.580% on the first $250 million of the Fund’s average daily net assets, 0.555% on the next $250 million of the Fund’s average daily net assets, 0.530% on the next 300 million of the Fund’s average daily net assets, 0.505% on the next $200 million of the Fund’s average daily net assets and 0.450% on the Fund’s average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.